Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 267,439,000	$ 314,876,000
Maximum amount outstanding at any month end	299,827,000	370,495,000
Collateralized Securities, Book Value of Securities Sold	328,671,000	369,086,000
Collateralized securities, Fair Value of Securities Sold	329,926,000	360,177,000
Repurchase Borrowing, Balance of Liability	$ 236,536,000	$ 229,989,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.89%	0.87%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 317,107,000	$ 357,642,000
Collateralized securities, Fair Value of Securities Sold	318,397,000	349,081,000
Repurchase Borrowing, Balance of Liability	$ 225,243,000	$ 218,852,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.87%	0.85%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 11,564,000	$ 11,444,000
Collateralized securities, Fair Value of Securities Sold	11,529,000	11,096,000
Repurchase Borrowing, Balance of Liability	$ 11,293,000	$ 11,137,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.28%	1.27%